CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Common share capital [Member]	Preferred share capital [Member]	Contributed surplus [Member]	Deficit [Member]	Total	Hammerhead Energy Inc. [Member]
Balance, beginning of period at Dec. 31, 2019	$ 583,483	$ 468,338	$ 56,959	$ (212,341)	$ 896,439
Long term retention program	0
Issued in private placement, net of share issue costs		91,577
Issued on exercise of purchase warrants		11,239
Recognized under share-based compensation plans			8,352
Exercise of restricted share units	0		0
Net profit (loss)				53,410	53,410
Balance, end of period at Dec. 31, 2020	583,483	571,154	65,311	(158,931)	1,061,017
Long term retention program	527
Issued in private placement, net of share issue costs		34,977
Issued on exercise of purchase warrants		0
Recognized under share-based compensation plans			18,658
Exercise of restricted share units	265		(265)
Net profit (loss)				(71,821)	(71,821)
Balance, end of period at Dec. 31, 2021	584,275	606,131	83,704	(230,752)	1,043,358
Long term retention program	0
Issued in private placement, net of share issue costs		0
Issued on exercise of purchase warrants		0
Recognized under share-based compensation plans			14,157
Exercise of restricted share units	1,457		(1,444)
Net profit (loss)				225,100	225,100
Balance, end of period (In Shares) at Dec. 31, 2022						1
Balance, end of period at Dec. 31, 2022	585,732	606,131	96,417	(5,652)	1,282,628	$ 10
Balance, beginning of period (In Shares) at Aug. 31, 2022						0
Balance, beginning of period at Aug. 31, 2022						$ 0
Issuance of Common Share (In Shares)						1
Issuance of Common Share						$ 10
Net profit (loss)						$ 0
Balance, end of period (In Shares) at Dec. 31, 2022						1
Balance, end of period at Dec. 31, 2022	$ 585,732	$ 606,131	$ 96,417	$ (5,652)	$ 1,282,628	$ 10